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May Lose Value
BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Select Small Cap Value Fund

Portfolio of Investments
Columbia Select Small Cap Value Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Select Small Cap Value Fund | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 99 .2%
Consumer Discretionary 8.7%
Automobile Components 1.7%
Visteon Corp. 68,313 6,955,630
Hotels, Restaurants & Leisure 2.8%
Six Flags Entertainment Corp.
(a)
189,114 2,846,166
Texas Roadhouse, Inc. 42,901 8,391,435
Total 11,237,601
Household Durables 1.8%
KB Home 137,623 7,335,306
Textiles, Apparel & Luxury Goods 2.4%
Kontoor Brands, Inc. 131,686 9,930,441
Total Consumer Discretionary 35,458,978
Consumer Staples 4.7%
Beverages 2.0%
Primo Brands Corp. 358,771 8,187,154
Food Products 2.7%
Nomad Foods Ltd. 481,098 5,599,981
Utz Brands, Inc. 375,599 5,333,506
Total 10,933,487
Total Consumer Staples 19,120,641
Energy 9.7%
Energy Equipment & Services 2.5%
Patterson-UTI Energy, Inc. 814,880 10,300,083
Oil, Gas & Consumable Fuels 7.2%
Murphy Oil Corp. 174,159 6,342,871
PBF Energy, Inc., Class A 217,995 15,911,455
SM Energy Co. 183,834 6,834,948
Total 29,089,274
Total Energy 39,389,357
Financials 28.8%
Banks 19.5%
Atlantic Union Bankshares Corp. 274,544 11,072,360
Axos Financial, Inc.
(a)
120,404 11,653,903
Columbia Banking System, Inc. 341,981 10,136,317
OceanFirst Financial Corp. 392,390 7,392,628
Popular, Inc. 83,154 13,985,671
Seacoast Banking Corp. of Florida 238,840 8,109,812
Stock Yards Bancorp, Inc. 144,758 11,466,281
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Triumph Financial, Inc.
(a)
74,152 5,283,330
Total 79,100,302
Capital Markets 3.6%
Lazard, Inc. 145,545 6,291,911
PJT Partners, Inc., Class A 45,344 8,179,604
Total 14,471,515
Financial Services 1.5%
Radian Group, Inc. 176,454 6,327,640
Insurance 4.2%
CNO Financial Group, Inc. 195,236 10,696,980
Hanover Insurance Group, Inc. 27,873 6,302,364
Total 16,999,344
Total Financials 116,898,801
Health Care 10.7%
Biotechnology 2.5%
Cytokinetics, Inc.
(a)
73,629 5,221,032
Syndax Pharmaceuticals, Inc.
(a)
256,921 4,956,006
Total 10,177,038
Health Care Equipment & Supplies 5.0%
CONMED Corp. 88,183 4,395,923
Integer Holdings Corp.
(a)
34,831 4,362,583
LivaNova PLC
(a)
144,192 11,507,963
Total 20,266,469
Health Care Providers & Services 1.7%
Tenet Healthcare Corp.
(a)
26,459 7,035,713
Life Sciences Tools & Services –%
OmniAb, Inc.
(a),(b),(c),(d)
9,220 —
OmniAb, Inc.
(a),(b),(c),(d)
9,220 —
Total —
Pharmaceuticals 1.5%
Ligand Pharmaceuticals, Inc.
(a)
21,202 6,023,488
Total Health Care 43,502,708
Industrials 16.0%
Aerospace & Defense 3.2%
ATI, Inc.
(a)
35,272 7,202,542
Kratos Defense & Security Solutions, Inc.
(a)
117,914 6,011,256
Total 13,213,798
Building Products 1.9%
Zurn Elkay Water Solutions Corp., Class C 157,973 7,551,109

Portfolio of Investments
(continued)
Columbia Select Small Cap Value Fund, August 31, 2026 (Unaudited)
Columbia Select Small Cap Value Fund | 2026
3
Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Commercial Services & Supplies 1.3%
HNI Corp. 108,210 5,240,610
Construction & Engineering 1.3%
Primoris Services Corp. 74,686 5,385,608
Electrical Equipment 2.2%
DPC Holdings PLC
(a)
38,048 1,596,494
Regal Rexnord Corp. 47,519 7,529,386
Total 9,125,880
Ground Transportation 2.4%
Knight-Swift Transportation Holdings, Inc. 142,343 9,751,919
Machinery 1.9%
Atmus Filtration Technologies, Inc. 160,625 7,586,319
Professional Services 1.8%
Alight, Inc., Class A 54,666 782,270
Mobility Global, Inc. 315,465 6,403,940
Total 7,186,210
Total Industrials 65,041,453
Information Technology 7.5%
Communications Equipment 4.1%
Extreme Networks, Inc.
(a)
363,469 8,174,418
Viavi Solutions, Inc.
(a)
237,975 8,636,112
Total 16,810,530
Electronic Equipment, Instruments &
Components 1.4%
Crane NXT Co. 114,632 5,605,505
Semiconductors & Semiconductor
Equipment 2.0%
Kulicke & Soffa Industries, Inc. 103,550 8,290,213
Total Information Technology 30,706,248
Materials 3.1%
Chemicals 2.4%
Chemours Co. 335,803 5,225,094
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Minerals Technologies, Inc. 62,679 4,445,195
Total 9,670,289
Containers & Packaging 0.7%
O-I Glass, Inc.
(a)
408,266 2,968,094
Total Materials 12,638,383
Real Estate 7.2%
Health Care REITs 2.0%
Sabra Health Care REIT, Inc. 387,021 7,891,358
Industrial REITs 1.2%
First Industrial Realty Trust, Inc. 80,777 4,998,481
Specialized REITs 4.0%
Gaming & Leisure Properties, Inc. 117,516 4,943,898
Outfront Media, Inc. 385,972 11,339,857
Total 16,283,755
Total Real Estate 29,173,594
Utilities 2.8%
Electric Utilities 2.8%
Portland General Electric Co. 232,754 11,372,361
Total Utilities 11,372,361
Total Common Stocks
(Cost $ 269,834,652 ) 403,302,524
. Shares
.....
Value ($)
Money Market Funds 0 .9%
Columbia Short-Term Cash Fund, 3.871%
(e),(f)
3,735,749 3,733,881
1 1 1
Total Money Market Funds
(Cost $ 3,733,527 ) 3,733,881
Total Investments in Securities
(Cost $ 273,568,179 ) 407,036,405
Other Assets & Liabilities, Net (315,746)
Net Assets 406,720,659
(a) Non-income producing investment.

Portfolio of Investments
(continued)
Columbia Select Small Cap Value Fund, August 31, 2026 (Unaudited)
Columbia Select Small Cap Value Fund | 2026
4
Security
Acquisition
Date
Shares
Cost ($)
Value ($)
OmniAb, Inc.
02/13/2015-02/27/2015
9,220
–
—
OmniAb, Inc.
02/13/2015-02/27/2015
9,220
–
—
–
—
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
1,895,318
15,807,632
(13,969,399)
330
3,733,881
—
(380)
31,394
3,735,749
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(b) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $0, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(c) Valuation based on significant unobservable inputs.
(d) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(e) The rate shown is the seven-day current annualized yield at August 31, 2026.
(f) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:
Abbreviation Legend
REIT Real Estate Investment Trust

1QT218_(10/26)
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